Offsets	Aug. 31, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	F-4
File Number	333-287802
Initial Filing Date	Jun. 05, 2025
Fee Offset Claimed	$ 308,273.54
Explanation for Claimed Amount	With respect to the Company’s Registration Statement on Form F-4 (File No. 333-287802) (the “F-4 Registration Statement”), first filed with the Securities and Exchange Commission (“SEC”) on June 5, 2025 (the “First F-4 Filing”), the Company inadvertently included 195,554,070 Company common shares in the Calculation of Filing Fee Tables included as an exhibit to the First F-4 Filing (the “Unregistered Shares”). The Company made a payment of $354,481.65 in respect of the Unregistered Shares. As part of the Pre-Effective Amendment No. 1 to the F-4 Registration Statement, filed with the SEC on June 24, 2025 (the “Second F-4 Filing”), the Company filed an amended Calculation of Filing Fee Tables included as an exhibit to the Second F-4 Filing, correcting the number of Company common shares being registered under the F-4 Registration Statement to exclude the Unregistered Shares. Accordingly, the Unregistered Shares were not registered under the F-4 Registration Statement at the time it was declared effective by the SEC on July 22, 2025. From the $354,481.65, the Company applied (i) $11,683.11 in connection with the registration statement on Form F-1, which was filed with the SEC on December 9, 2025 (File No. 333-290082) and declared effective on December 18, 2025 (the “Resale F-1 Registration Statement”), and (ii) $34,525 in connection with the Registration Statement on Form F-1, which was filed with the SEC on January 28, 2026 (File No. 333-292996) and declared effective on January 29, 2026. Of the remaining $308,273.54, the Company will apply $308,273.54 for the filing of this Registration Statement.
Offset Note	With respect to the Company’s Registration Statement on Form F-4 (File No. 333-287802) (the “F-4 Registration Statement”), first filed with the Securities and Exchange Commission (“SEC”) on June 5, 2025 (the “First F-4 Filing”), the Company inadvertently included 195,554,070 Company common shares in the Calculation of Filing Fee Tables included as an exhibit to the First F-4 Filing (the “Unregistered Shares”). The Company made a payment of $354,481.65 in respect of the Unregistered Shares. As part of the Pre-Effective Amendment No. 1 to the F-4 Registration Statement, filed with the SEC on June 24, 2025 (the “Second F-4 Filing”), the Company filed an amended Calculation of Filing Fee Tables included as an exhibit to the Second F-4 Filing, correcting the number of Company common shares being registered under the F-4 Registration Statement to exclude the Unregistered Shares. Accordingly, the Unregistered Shares were not registered under the F-4 Registration Statement at the time it was declared effective by the SEC on July 22, 2025. From the $354,481.65, the Company applied (i) $11,683.11 in connection with the registration statement on Form F-1, which was filed with the SEC on December 9, 2025 (File No. 333-290082) and declared effective on December 18, 2025 (the “Resale F-1 Registration Statement”), and (ii) $34,525 in connection with the Registration Statement on Form F-1, which was filed with the SEC on January 28, 2026 (File No. 333-292996) and declared effective on January 29, 2026. Of the remaining $308,273.54, the Company will apply $308,273.54 for the filing of this Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	Kyivstar Group Ltd.
Form or Filing Type	F-4
File Number	333-287802
Filing Date	Jun. 05, 2025
Fee Paid with Fee Offset Source	$ 411,843.62